Information on Subsidiaries - Additional Information (Detail) - CAD ($) $ in Billions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of subsidiaries [abstract]
Net assets of subsidiaries subject to regulatory or capital adequacy requirements	$ 95.0	$ 86.3